ACCOUNTS RECEIVABLE, NET - Schedule of accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 4,311	$ 5,408
Less: Allowance for doubtful accounts	(2,890)	(3,150)	$ (3,797)	$ (5,437)
Accounts receivable, net	$ 1,421	$ 2,258